Interest expense (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Interest Expense [Abstract]
Gross interest expense	$ 110.9	$ 95.2	$ 94.5
Capitalized interest	7.1	10.3	10.6
Net interest expense	$ 103.8	$ 84.9	$ 83.9